Revenue - Schedule of Disaggregated Revenue (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Disaggregated Revenue [Abstract]
Total	$ 10,886,381	$ 12,410,490
Sales of finished goods [Member]
Schedule of Disaggregated Revenue [Abstract]
Revenue	10,677,578	12,048,933
Sales for tooling [Member]
Schedule of Disaggregated Revenue [Abstract]
Revenue	$ 208,803	$ 361,557